Risk information - Market risk (Details) kr in Millions	12 Months Ended
	Dec. 31, 2018 SEK (kr) item	Dec. 31, 2017 SEK (kr)
Risk information
VAR horizon period (in years)	2 years
Stressed VAR horizon period (in years)	1 year
Market risk
Risk information
Number of measurement and limiting interest rate risk categories | item	2
VAR for own funds
Risk information
Market risk amount	kr 14	kr 20
Market risk appetite	100
VAR for liquidity portfolio
Risk information
Market risk amount	8	9
Market risk appetite	50
Aggregated risk measure
Risk information
Market risk amount	742	582
Market risk appetite	1,100	1,100
Interest rate risk regarding changes in the economic value of SEK's portfolio (EVE)
Risk information
Market risk amount	188	223
Market risk appetite	kr 500	500
Risk change (in basis points)	100
NII risk together with risk to NII from cross-currency basis swaps
Risk information
Market risk amount	kr 237
Market risk exposure limit	kr 350
Interest rate risk regarding changes in future net interest income (NII)
Risk information
Net interest risk period (in years)	1 year
Risk change (in basis points)	100
Risk to NII from cross-currency basis swaps
Risk information
Risk period to NII from cross-currency basis swaps (in months)	12 months
Credit spread risk in assets
Risk information
Market risk amount	kr (297)	(210)
Market risk exposure limit	kr 500	500
Risk change (in basis points)	100
Credit spread risk in own debt
Risk information
Market risk amount	kr 606	601
Market risk exposure limit	kr 1,000	1,000
Risk change (in basis points)	20
Cross-currency basis spread risk
Risk information
Market risk amount	kr 212	161
Market risk exposure limit	450	450
Currency risk
Risk information
Market risk amount	8	2
Market risk exposure limit	kr 15	kr 15
Assumed change in all foreign currency positions	10.00%